FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [Abstract]
Schedule of Financial Assets
December 31, 2024 US$‘000
Cost
At January 1, 2023	-
Additions in year	1,500

At December 31, 2023	1,500

At January 1, 2024	1,500
Additions in year	2,562
Write off in the year	(800)
Fair value remeasured through profit & loss	(107)

At December 31, 2024	3,155

Provision for impairment
At January 1, 2023	-
Impairment in the current year	(1,500)

At December 31, 2023	(1,500)

At January 1, 2024	(1,500)
Reversal of impairment in the current year (Note 5)	800

At December 31, 2024	(700)

Carrying amounts
At December 31, 2024	2,455

At December 31, 2023	-